FORM 13F

FORM 13F COVER PAGE

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Report for the Calendar Year or Quarter Ended: 12-31-2012

Check here if Amendment []; Amendment Number:

This Amendment (Check only one): [] is a restatement.
				 [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: AMBS Investment Counsel, LLC
Address: 625 Kenmoor SE
	 Suite 307
         Grand Rapids, MI 49546

13F File Number: 028-03412

 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained here in is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name: Kathleen A. Maciejewski
Title: Chief Compliance Officer
Phone: 616-949-8160
Signature, Place, and Date of Signing:

Kathleen A. Maciejewski, Grand Rapids, MI, 2-04-2013

Report Type (Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     7132 76815.000SH       SOLE                67865.000          8950.000
AT&T                           COM              00206R102     7554 224075.000SH      SOLE               197742.000         26333.000
Abbott Laboratories            COM              002824100     7515 114730.000SH      SOLE               102210.000         12520.000
Abraxas Petroleum Corp.        COM              003830106       55 25000.000SH       SOLE                                  25000.000
Aflac, Inc.                    COM              001055102     4921 92645.000SH       SOLE                82995.000          9650.000
Alexco Resource Corp.          COM              01535P106       54 15000.000SH       SOLE                                  15000.000
Anadarko Petroleum Corp.       COM              032511107     6889 92704.000SH       SOLE                83424.000          9280.000
Apache Corp.                   COM              037411105     3161 40270.000SH       SOLE                35690.000          4580.000
Apple Inc.                     COM              037833100     3031 5696.000 SH       SOLE                 4673.000          1023.000
Autoliv, Inc.                  COM              052800109     6204 92055.000SH       SOLE                83395.000          8660.000
Bank of America Corp.          COM              060505104     4167 358880.000SH      SOLE               336415.000         22465.000
Bard, C.R.                     COM              067383109      265 2708.000 SH       SOLE                 2708.000
Barrick Gold Corp.             COM              067901108     4067 116170.000SH      SOLE               104025.000         12145.000
Bemis Co                       COM              081437105     4771 142590.000SH      SOLE               127395.000         15195.000
Berkshire Hathaway Cl B        COM              084670207      484 5400.000 SH       SOLE                 1750.000          3650.000
Capital One Financial Corp.    COM              14040H105     7136 123190.000SH      SOLE               112140.000         11050.000
Central Fund of Canada Ltd     COM              153501101      275 13100.000SH       SOLE                 5100.000          8000.000
Central Gold Trust             COM              153546106      207 3300.000 SH       SOLE                 3300.000
Chevron Corp.                  COM              166764100     7190 66490.000SH       SOLE                60660.000          5830.000
Cisco Systems Inc.             COM              17275R102     8598 437560.000SH      SOLE               390960.000         46600.000
Claude Resources, Inc.         COM              182873109        8 15000.000SH       SOLE                                  15000.000
Coca-Cola Company              COM              191216100     3424 94460.000SH       SOLE                65730.000         28730.000
Colgate Palmolive              COM              194162103      395 3775.000 SH       SOLE                 2575.000          1200.000
Conagra Foods Inc.             COM              205887102     6346 215105.000SH      SOLE               192345.000         22760.000
Dejour Enterprise Ltd.         COM              24486R103       16 75000.000SH       SOLE                                  75000.000
Denison Mines Corp.            COM              248356107       12 10000.000SH       SOLE                                  10000.000
Dow Chemical                   COM              260543103     7243 224035.000SH      SOLE               199210.000         24825.000
Dupont                         COM              263534109      214 4760.000 SH       SOLE                 2060.000          2700.000
Dynacor Gold Mines, Inc.       COM              26779X101       13 10000.000SH       SOLE                                  10000.000
EMC Corp.                      COM              268648102     3196 126325.000SH      SOLE                99705.000         26620.000
EV Energy Partner LP           COM              26926V107      226 4000.000 SH       SOLE                                   4000.000
Emerson Electric Company       COM              291011104      233 4400.000 SH       SOLE                 4400.000
Endeavour Silver Corp.         COM              29258Y103      158 20000.000SH       SOLE                                  20000.000
Energy Fuels Inc.              COM              292671104        2 11060.000SH       SOLE                                  11060.000
Ensco International, Inc.      COM              G3157S106     5310 89570.000SH       SOLE                79675.000          9895.000
Enterprise Products Prtns LP   COM              293792107      324 6474.000 SH       SOLE                 1860.000          4614.000
Exxon Mobil Corp.              COM              30231G102     1916 22137.000SH       SOLE                11125.000         11012.000
FedEx Corp.                    COM              31428X106     6903 75265.000SH       SOLE                67045.000          8220.000
General Electric               COM              369604103     8596 409520.868SH      SOLE               357685.868         51835.000
Goldcorp, Inc.                 COM              380956409      844 23000.000SH       SOLE                                  23000.000
Grainger W.W.                  COM              384802104      754 3725.000 SH       SOLE                                   3725.000
Great Panther Silver Ltd.      COM              39115V101       31 20000.000SH       SOLE                                  20000.000
H.J. Heinz                     COM              423074103      251 4350.000 SH       SOLE                 4350.000
Hecla Mining Co.               COM              422704106      117 20000.000SH       SOLE                                  20000.000
Honeywell International, Inc.  COM              438516106      203 3200.000 SH       SOLE                 3200.000
IAMGOLD Corporation            COM              450913108      138 12000.000SH       SOLE                                  12000.000
IBM                            COM              459200101     2691 14047.000SH       SOLE                11092.000          2955.000
Intel Corp.                    COM              458140100     5400 261903.000SH      SOLE               234503.000         27400.000
JPMorgan Chase & Co.           COM              46625H100     7782 176986.000SH      SOLE               157506.000         19480.000
Johnson & Johnson              COM              478160104      307 4375.000 SH       SOLE                  650.000          3725.000
Kaminak Gold Corp.             COM              48356P202       16 10000.000SH       SOLE                                  10000.000
Kellogg Company                COM              487836108      238 4267.000 SH       SOLE                 2467.000          1800.000
Keycorp New                    COM              493267108     4618 548425.000SH      SOLE               487175.000         61250.000
Kodiak Oil & Gas Corp.         COM              50015Q100      177 20000.000SH       SOLE                                  20000.000
Kohl's Corp.                   COM              500255104     5660 131690.000SH      SOLE               117125.000         14565.000
Marsh & McLennan               COM              571748102     4327 125530.000SH      SOLE               115005.000         10525.000
Mart Resources, Inc.           COM              572903102       17 10000.000SH       SOLE                                  10000.000
McDonalds Corp.                COM              580135101      662 7500.000 SH       SOLE                 3300.000          4200.000
Merck & Company                COM              58933Y105      328 8010.000 SH       SOLE                 1210.000          6800.000
Microsoft Corp.                COM              594918104     5808 217435.000SH      SOLE               176250.000         41185.000
Morgan Stanley                 COM              617446448     3613 188950.000SH      SOLE               169725.000         19225.000
Mylan Inc.                     COM              628530107     9348 340537.000SH      SOLE               304447.000         36090.000
New Gold Inc.                  COM              644535106      221 20000.000SH       SOLE                                  20000.000
Newmont Mining Corp.           COM              651639106     2541 54725.000SH       SOLE                43685.000         11040.000
News Corporation               COM              65248E104     6657 260970.000SH      SOLE               231670.000         29300.000
Oculus Innovative Sciences Inc COM              67575P108        9 15000.000SH       SOLE                                  15000.000
Oracle Corp.                   COM              68389X105     7348 220542.000SH      SOLE               198977.000         21565.000
Pfizer                         COM              717081103      625 24915.000SH       SOLE                 2975.000         21940.000
Prophecy Coal Corp.            COM              74345B104       10 80000.000SH       SOLE                                  80000.000
Prophecy Platinum Corp.        COM              74345Y104       13 13000.000SH       SOLE                                  13000.000
Royal Dutch Shell PLC - Class  COM              780259206      579 8400.000 SH       SOLE                                   8400.000
Royal Dutch Shell PLC Cl B-ADR COM              780259107     6853 96672.000SH       SOLE                85084.999         11587.001
Rye Patch Gold Corp            COM              783727100        6 15000.000SH       SOLE                                  15000.000
Seadrill Ltd.                  COM              G7945E105      229 6230.000 SH       SOLE                                   6230.000
Silver Wheaton Corp.           COM              828336107      361 10000.000SH       SOLE                                  10000.000
Silvercorp Metals Inc.         COM              82835P103      138 27000.000SH       SOLE                                  27000.000
Sprott Resource Lending Corp.  COM              85207J100       16 10000.000SH       SOLE                                  10000.000
Star Gas Partners, L.P.        COM              85512C105       41 10000.000SH       SOLE                                  10000.000
Statoil ASA-Spon Adr           COM              85771p102      228 9117.000 SH       SOLE                 5000.000          4117.000
Stryker Corp.                  COM              863667101     6506 118687.000SH      SOLE               105752.000         12935.000
Symantec Corp.                 COM              871503108     7199 382535.000SH      SOLE               344950.000         37585.000
Taseko Mines Ltd.              COM              876511106       45 15000.000SH       SOLE                                  15000.000
U.S. Bancorp                   COM              902973304     5951 186325.000SH      SOLE               167160.000         19165.000
US Silver & Gold Inc.          COM              90346L107       23 13400.000SH       SOLE                                  13400.000
United Health Group Inc.       COM              91324P102     6539 120560.000SH      SOLE               108640.000         11920.000
Verizon Communications         COM              92343V104     7989 184625.000SH      SOLE               163345.000         21280.000
W.R. Berkley Corp.             COM              084423102     3746 99270.000SH       SOLE                94345.000          4925.000
WalMart Stores                 COM              931142103     6469 94807.000SH       SOLE                84337.000         10470.000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 88

Form 13F Information Table Value Total: $251,883